ACCOUNTS RECEIVABLE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Receivables [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 277,437		$ 277,437		$ 161,409	$ 163,571
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0	5,927	$ 0	108,392	$ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff			7,668		$ 101,512
Proceeds, Accounts Receivable, Previously Written Off, Recovery			$ 1,741